UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10533

Reserve Municipal Money-Market Trust
(Exact name of registrant as specified in charter)

The Reserve 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Edmund P. Bergan Jr., Esq. The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31st

Date of reporting period:	Quarter Ended August 31, 2006

Item 1.           Schedule of Investments

RESERVE MUNICIPAL MONEY-MARKET - ARIZONA MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2006 (Unaudited)

Principal
Amount			Value
	Tax-Exempt Obligations-67.2%

$ 216,000	Apache County Azizona IDA, 3.45%, 12/1/20(a)		$216,000
216,000	Apache County Azizona IDA, 3.51%, 12/15/18(a)		216,000
216,000	Arizona Health Care Facilty Authority, 3.41%, 10/1/15(a)		216,000
216,000	Arizona Health Facilty Authority-Royal Oaks Proj, 3.40%, 3/1/27(a)		216,000
105,000	Coconino Poll Ctl C-Arizona Public Svc Co Pj, 3.62%, 11/1/33(a)		105,000
105,000	Electrical District #3 Pinal County, 3.41%, 11/1/35(a)		105,000
105,000	Maricopa IDA-FNMA Las Gardenias Apts A, 3.45%, 4/15/33(a)		105,000
105,000	McAllister Vlg Az- Ariz St Univ Proj, 3.41%, 7/1/45(a)		105,000
105,000	Phoenix Az IDR- Del Mar Terrace, 3.43%, 10/1/29(a)		105,000
105,000	Scottsdale Az IDA- Notre, 3.45%, 5/1/21(a)		105,000

	Total Investments (Cost $1,494,000)	67.2%	1,494,000
	Other assets, less liabilities	32.8	729,615
	Net Assets	100.0%	$2,223,615

RESERVE MUNICIPAL MONEY-MARKET TRUST-LOUISIANA MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2006 (Unaudited)

Principal
Amount			Value
	Tax-Exempt Obligations - 77.4%

	LOUISIANA - 64.2%

$ 200,000	Lake Charles LA Hbr & Revenue for Conoco Inc. Project, Series A, 3.42%, 9/1/29(a)		$200,000
199,000	Lake Charles LA Hbr & Term. for Citgo Pete Corp., 3.48%, 8/1/07(a)		199,000
200,000	Louisiana Local Govt. Environment Facilities DAR, Series A, 3.43%, 11/1/34(a)		200,000
52,000	Louisiana Local Govt. for Shreveport Utility System Project, 3.42%, 10/1/35(a)		52,000
155,000	Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A, 3.41%, 9/1/08(a)		155,000
100,000	Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A, 3.41%, 9/1/17(a)		100,000
389,000	Louisiana PFA for Kenner Hotel Limited, 3.56%,12/1/15(a)		389,000
100,000	Louisiana PFA Multifamily for RMK, 3.41%, 6/15/31(a)		100,000
199,000	Louisiana State University A&M College Revenue, 3.41%, 7/1/30(a)		199,000
199,000	Port of New Orleans Cold Storage Project, 3.51%, 11/1/22(a)		199,000
199,000	South Louisiana Port Marine Term. for Holnam Project., 3.49%, 1/1/27(a)		199,000
199,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.43%, 7/1/18(a)		199,000
399,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.51% 7/1/21(a)		399,000
			2,590,000

	PUERTO RICO - 13.2%

151,000	Puerto Rico Government Development Bank, 3.29%, 12/1/15(a)		151,000
384,000	Puerto Rico Highway & Transportation Authority, Series A, 3.30%, 7/1/28(a)		384,000
			535,000

	Total Investments (Cost $3,125,000)	77.4%	3,125,000
	Other assets, less liabilities	22.6	911,776
	Net Assets	100.0%	$4,036,776

RESERVE MUNICIPAL MONEY-MARKET TRUST - MINNESOTA MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2006 (Unaudited)

Principal
Amount			Value
	Tax-Exempt Obligations - 68.0%

	MINNESOTA - 56.9%

$ 450,000	Andover Senior Housing for Presbyterian Homes Inc. Project, 3.42%, 11/15/33 (a)		$450,000
100,000	Brooklyn Center for Brookdale Corp II Project, 3.62%, 12/1/14 (a)		100,000
300,000	Cohasset for Minnesota Power & Light Project, Series B, 3.44%, 6/1/13 (a)		300,000
100,000	Mankato Multifamily for Highland Apartments, 3.62%, 5/1/27(a)		100,000
188,000	Minnesota Health for Fairview Health Services, 3.40%, 11/15/32(a)		188,000
559,000	Minnesota HEFA for Carleton College, Series 6D, 3.30%, 4/1/35(a)		559,000
350,000	Minnesota HEFA for Residential Housing, Series C, 3.45%, 1/1/35(a)		350,000
320,000	Minnesota HEFA for St. Olaf College, Series 5-H, 3.57%, 10/1/30(a)		320,000
394,000	Minnesota HEFA for St. Olaf College, Series 5-M1, 3.57%, 10/1/32(a)		394,000
230,000	Minnesota Revenue for People Serving People Project, 3.62%, 10/1/21(a)		230,000
590,000	Regents University of Minnesota Intermediate Term, Series A, 3.41%, 7/1/08 (a)		590,000
155,000	Roseville Commercial Dev. Revenue for Berger Transfer & Storage, 3.35%, 12/1/15(a)		155,000
85,000	St. Louis Park Revenue for Catholic Finance Corp., 3.44%, 10/1/25(a)		85,000
210,000	St. Paul Housing & Redev. Authority District Heating Revenue, 3.45%, 12/1/12(a)		210,000
100,000	St. Paul Housing & Redev. Authority for Public Radio Project, 3.57%, 6/16/10(a)		100,000
350,000	St. Paul Housing & Redev. Authority MHR for Highland Ridge Project, 3.42%, 10/1/33(a)		350,000
			4,481,000
	PUERTO RICO - 11.1%

714,000	Puerto Rico Government Development Bank, 3.29%, 12/1/15 (a)		714,000
162,000	Puerto Rico Highway & Transportation Authority, Series A, 3.30%, 7/1/28 (a)		162,000
			876,000

	Total Investments (Cost $5,357,000)	68.0%	5,357,000
	Other assets, less liabilities	32.0	2,524,169
	Net Assets	100.0%	$7,881,169

Security Type Abbreviations

DAR -	Development Authority Revenue Bonds
HEFA -	Health & Education Facilities Authority
IDA -	Industrial Development Authority Revenue Bonds
IDR -	Industrial Development Agency Revenue Bonds
MHR -	Multifamily Housing Revenue Bonds
PFA -	Public Finance Authority

(a)             Variable rate securities.  The interest rates shown are as reported on August 31, 2006, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

Item 2.                                           Controls and Procedures

(a)          It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)         The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.                                           Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Reserve Municipal Money-Market Trust

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date        October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Patrick J. Farrell
Patrick J. Farrell
Chief Financial Officer

Date        October 31, 2006

* Print the name and title of each signing officer under his or her signature.